RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
Schedule of Significant Related Party Transactions
During the nine months ended September 30, 2023 and 2022, the Company entered into the following significant related party transactions:

		Nine Months Ended September 30,
Related companies	Nature of transactions	2023	2022

Transactions with affiliated companies
Melco and its subsidiaries	Revenues (services provided by the Company):
	Revenue from casino contract	$98,546	$(44,171)
	Rooms and food and beverage (1)	75,218	19,379
	Services fee (2)	22,569	16,215
	Entertainment (1)	39,492	473
	Costs and expenses (services provided to the Company):
	Staff costs recharges (3)	64,661	42,928
	Corporate services (4)	25,701	24,583
	Other services	16,415	12,977
	Staff costs for construction and renovation work capitalized	3,585	8,993
	Purchase of goods and services	458	108
	Sale and purchase of assets:
	Sale of property and equipment and other long-term assets	756	6
	Purchase of property and equipment	8	184
	Transfer-in of other long-term assets	1,636	749
Notes

(1)
These revenues primarily represented the standalone selling prices of the complimentary services (including rooms, food and beverage and entertainment services) provided to Studio City Casino’s gaming patrons and charged to Melco Resorts Macau. For the nine months ended September 30, 2023 and 2022, the related party rooms and food and beverage revenues and entertainment revenues aggregated to $
114,710
and $
19,852
, respectively, of which $
80,473
and $
17,708
related to Studio City Casino’s gaming patrons and $
34,237
and $
2,144
related to
non-Studio
City Casino’s gaming patrons, respectively.

(2)
Services provided by the Company to Melco and its subsidiaries mainly include, but are not limited to, certain shared administrative services and shuttle bus transportation services provided to Studio City Casino.

(3)
Staff costs are recharged by Melco and its subsidiaries for staff who are solely dedicated to Studio City to carry out activities, including food and beverage management, retail management, hotel management, entertainment projects, mall development and sales and marketing activities and staff costs for certain shared administrative services.

(4)
Corporate services are provided to the Company by Melco and its subsidiaries. These services include, but are not limited to, general corporate services and senior executive management services for operational purposes.